INVESTMENTS	12 Months Ended
Dec. 31, 2014
INVESTMENTS
INVESTMENTS

4.INVESTMENTS

Our investments are as follows:

(In thousands)	2014	2013
Cash surrender value of life insurance policies	$2,039	$2,183
Cost method investments:
GTE Mobilnet of South Texas Limited Partnership (2.34% interest)	21,450	21,450
Pittsburgh SMSA Limited Partnership (3.60% interest)	22,950	22,950
CoBank, ACB Stock	7,645	5,112
Other	200	200
Equity method investments:
GTE Mobilnet of Texas RSA #17 Limited Partnership (20.51% interest)	27,990	27,467
Pennsylvania RSA 6(I) Limited Partnership (16.67% interest)	7,451	7,696
Pennsylvania RSA 6(II) Limited Partnership (23.67% interest)	23,894	24,105
CVIN, LLC (12.09% interest)	1,757	1,936

Totals	$115,376	$113,099

Cost Method

We own 2.34% of GTE Mobilnet of South Texas Limited Partnership (the “Mobilnet South Partnership”).  The principal activity of the Mobilnet South Partnership is providing cellular service in the Houston, Galveston, and Beaumont, Texas metropolitan areas.  We also own 3.60% of Pittsburgh SMSA Limited Partnership (“Pittsburgh SMSA”), which provides cellular service in and around the Pittsburgh metropolitan area.  Because of our limited influence over these partnerships, we use the cost method to account for both of these investments.  It is not practicable to estimate fair value of these investments.  We did not evaluate any of the investments for impairment as no factors indicating impairment existed during the year.  In 2014, 2013 and 2012, we received cash distributions from these partnerships totaling $14.8 million, $16.9 million and $14.1 million, respectively.

CoBank, ACB (“CoBank”) is a cooperative bank owned by its customers.  Annually, CoBank distributes patronage in the form of cash and stock in the cooperative based on the Company’s outstanding loan balance with CoBank, which has traditionally been a significant lender in the Company’s credit facility.  The investment in CoBank represents the accumulation of the equity patronage paid by CoBank to the Company.

Equity Method

We own 20.51% of GTE Mobilnet of Texas RSA #17 Limited Partnership (“RSA #17”), 16.67% of Pennsylvania RSA 6(I) Limited Partnership (“RSA 6(I)”) and 23.67% of Pennsylvania RSA 6(II) Limited Partnership (“RSA 6(II)”).  RSA #17 provides cellular service to a limited rural area in Texas.  RSA 6(I) and RSA 6(II) provide cellular service in and around our Pennsylvania service territory.  Because we have significant influence over the operating and financial policies of these three entities, we account for the investments using the equity method.  In 2014, 2013 and 2012, we received cash distributions from these partnerships totaling $19.8 million, $17.9 million and $15.0 million, respectively.  The carrying value of the investments exceeds the underlying equity in net assets of the partnerships by $32.8 million.

We have a 12.09% interest in Central Valley Independent Network, LLC (“CVIN”), a joint enterprise comprised of affiliates of several independent telephone companies located in central and northern California.  CVIN provides network services and oversees a broadband infrastructure project designed to expand and improve the availability of network services to counties in central California.  In 2014 and 2013, we made additional capital investments of $0.1 million and $0.4 million in this partnership, respectively.  We did not receive any distributions from this partnership in 2014, 2013 or 2012.

The combined unaudited results of operations and financial position of our three equity investments in the cellular limited partnerships are summarized below:

(In thousands)	2014	2013	2012
Total revenues	$338,575	$321,555	$299,389
Income from operations	96,606	98,962	83,577
Net income before taxes	96,763	99,024	83,633
Net income	96,763	99,024	83,283

Current assets	$52,866	$54,837	$49,982
Non-current assets	93,771	87,968	79,529
Current liabilities	16,253	15,221	15,417
Non-current liabilities	3,225	1,786	1,351
Partnership equity	127,159	125,799	112,734